Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 1, 2013
Registrant Name	DWS GLOBAL/INTERNATIONAL FUND, INC.
Central Index Key	0000793597
Amendment Flag	false
Document Creation Date	Feb 1, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Dec 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Growth Fund (formerly DWS Global Thematic Fund)

The following information replaces the existing disclosure contained in the ”PRINCIPAL INVESTMENT STRATEGY” section of the summary section of the fund’s prospectus and the ”FUND DETAILS” section of the fund’s prospectus:

Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). The fund can invest in companies of any size and from any country, including countries with emerging economies. The fund seeks to achieve its objective by allocating its assets among a global growth sleeve and a global small cap growth sleeve. The fund’s global growth sleeve will typically consist of approximately 60 to 80 companies that are diversified across the growth spectrum, including early stage, core growth, and established growth companies. The fund’s global small cap growth sleeve will generally invest in small and mid cap global growth companies and will typically consist of approximately 100 to 120 companies. The fund’s equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management allocates the fund’s assets among a global growth sleeve and a global small cap growth sleeve.

Portfolio management for the global growth sleeve aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

Portfolio management for the global small cap growth sleeve uses a combination of analytical disciplines:

■
Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

■
Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks. Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given country.

Derivatives. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following information supplements the existing disclosure under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

The following information supplements existing disclosure contained in the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus:

Effective February 1, 2013, some of the fund’s investment strategies changed. The fund’s past performance may have been different if the fund had been managed using the current investment strategies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Supplement [Text Block]	dgifi3_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Growth Fund (formerly DWS Global Thematic Fund)

The following information replaces the existing disclosure contained in the ”PRINCIPAL INVESTMENT STRATEGY” section of the summary section of the fund’s prospectus and the ”FUND DETAILS” section of the fund’s prospectus:

Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). The fund can invest in companies of any size and from any country, including countries with emerging economies. The fund seeks to achieve its objective by allocating its assets among a global growth sleeve and a global small cap growth sleeve. The fund’s global growth sleeve will typically consist of approximately 60 to 80 companies that are diversified across the growth spectrum, including early stage, core growth, and established growth companies. The fund’s global small cap growth sleeve will generally invest in small and mid cap global growth companies and will typically consist of approximately 100 to 120 companies. The fund’s equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management allocates the fund’s assets among a global growth sleeve and a global small cap growth sleeve.

Portfolio management for the global growth sleeve aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

Portfolio management for the global small cap growth sleeve uses a combination of analytical disciplines:

■
Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

■
Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks. Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given country.

Derivatives. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following information supplements the existing disclosure under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

The following information supplements existing disclosure contained in the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus:

Effective February 1, 2013, some of the fund’s investment strategies changed. The fund’s past performance may have been different if the fund had been managed using the current investment strategies.

DWS Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi3_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Growth Fund (formerly DWS Global Thematic Fund)

The following information replaces the existing disclosure contained in the ”PRINCIPAL INVESTMENT STRATEGY” section of the summary section of the fund’s prospectus and the ”FUND DETAILS” section of the fund’s prospectus:

Main Investments. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). The fund can invest in companies of any size and from any country, including countries with emerging economies. The fund seeks to achieve its objective by allocating its assets among a global growth sleeve and a global small cap growth sleeve. The fund’s global growth sleeve will typically consist of approximately 60 to 80 companies that are diversified across the growth spectrum, including early stage, core growth, and established growth companies. The fund’s global small cap growth sleeve will generally invest in small and mid cap global growth companies and will typically consist of approximately 100 to 120 companies. The fund’s equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management allocates the fund’s assets among a global growth sleeve and a global small cap growth sleeve.

Portfolio management for the global growth sleeve aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

Portfolio management for the global small cap growth sleeve uses a combination of analytical disciplines:

■
Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

■
Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Portfolio management uses analytical tools to actively monitor the risk profile of the portfolio as compared to appropriate benchmarks. Portfolio management will normally sell a stock when it believes its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given country.

Derivatives. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following information supplements the existing disclosure under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

The following information supplements existing disclosure contained in the “PAST PERFORMANCE” section of the summary section of the fund’s prospectus:

Effective February 1, 2013, some of the fund’s investment strategies changed. The fund’s past performance may have been different if the fund had been managed using the current investment strategies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 1, 2013